Liquidity, Capital Resources and Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Jul. 15, 2025	Feb. 25, 2025	Feb. 15, 2025
Liquidity Capital Resources And Going Concern
Accumulated deficit	$ 34,954,914		$ 34,954,914		$ 332,119	$ 15,108,906
Working capital deficit	34,954,914	$ 21,939,175	34,954,914	$ 21,939,175		11,795,728
Cash	14,255,720		14,255,720		3,014	2,284,933
Gross proceeds			23,846			23,846
Transaction epenses									$ 308,000
Issued convertible promissory note							$ 5,000,000	$ 5,000,000
Net loss	12,910,093
Net loss	$ 12,910,093	$ 28,842	19,846,008	232,565	332,119	6,548,095
Net cash (used in) provided by operating activities			$ 8,790,770	$ 56,492	$ (2,014)	$ 2,837,894